BUSINESS COMBINATIONS AND EQUITY METHOD INVESTEES - Disclosure of assets acquired and liabilities assumed (On Track Innovation Ltd) (Details) - USD ($) $ in Thousands			12 Months Ended
		Jun. 09, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows in respect of the acquisition, as presented in cash flows from investing activities
Acquisition of subsidiary, less cash acquired, as presented in cash flows from investing activity			$ 18,330	$ (440)	$ (418)
On Track Innovation Ltd.
Disclosure of detailed information about business combination [line items]
Deferred consideration		$ 4,500
Total consideration		4,500
Amounts recognized on acquisition date:
Cash and cash equivalents		440
Trade and other receivables		983
Inventory		3,569
Other receivables		1,397
Right of use assets, net		1,722
Property and equipment, net		660
Other assets, net		145
Technology		1,711
Customer relations		5,046
Short-term bank loans		(2,001)
Accounts payable		(1,392)
Other payables		(1,982)
Lease liability		(1,696)
Other long term liabilities		(69)
Long term liability from the Company	[1]	(6,757)
Total identifiable assets, net	[2]	1,776
Goodwill	[3]	2,724
Total consideration		4,500
Cash flows in respect of the acquisition, as presented in cash flows from investing activities
Cash and cash equivalents of subsidiary included in consolidated for the first time		440
Acquisition of subsidiary, less cash acquired, as presented in cash flows from investing activity		$ 440

[1]	The long-term liability from the Company was eliminated in the consolidated financial statements.
[2]	Due to accumulated loss for tax, deferred tax liabilities were offset up to their aggregated value recognized at the day of the acquisition.
[3]	The elements and factors that the Company paid above the fair value of the tangible and intangible assets recognized, represent as goodwill for OTI's, expressed by synergy of good reputation and talented workforce. Thus, the goodwill resulted from the acquisition of OTI represents the excess of the acquisition consideration on the fair value over the net identifiable assets acquired and liabilities in closing date.